FINANCIAL INSTRUMENTS - Movements in the allowance for impairment of receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Balance at beginning of year	$ 493	$ 270
Recognized impairment loss	322	349
Bad debt	(27)	(126)
Balance at end of year	$ 788	$ 493